Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders’ Equity [Abstract]
Stockholders’ Equity

Note 8 – Stockholders’ Equity

Shares Authorized

The Company is authorized to issue up to three billion and twenty million (3,020,000,000) shares of capital stock, of which three billion (3,000,000,000) shares are designated as common stock, par value $0.001 per share, and twenty million (20,000,000) are designated as preferred stock, par value $0.001 per share.

Preferred Stock

Series A Convertible Preferred Stock

On November 20, 2025, the Company filed a Certificate of Designation for the Preferred Series A class of stock. The Company has designated 50,000 shares of Series A Convertible Preferred stock and has 1,087 shares issued and outstanding as of March 31, 2026.

The shares of Series A Preferred Stock have a stated value of $120 per share and are convertible into Common Stock at the election of the holder, at any time beginning 18 months following the Original Issue Date, at a price of $12.00 per share, subject to adjustment. Each holder of Series A Preferred Stock shall be entitled to receive, with respect to each share of Series A Preferred Stock then outstanding and held by such holder, dividends on shares of Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Preferred Stock.

The Holder shall be entitled to vote on an as-converted basis (subject to the Beneficial Ownership Limitation), together with the holders of Common Stock, with respect to any question upon which the holders of Common Stock have the right to vote, except as may be otherwise provided by applicable law. Except as otherwise expressly provided herein or as required by law, the Holders and the holders of Common Stock shall vote together and not as separate classes. Moreover, as long as any shares of Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend this Certificate of Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (c) increase the number of authorized shares of Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing. The “Beneficial Ownership Limitation” shall be 4.99% of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion of Preferred Stock held by the applicable Holder.

On November 12, 2025, the Company issued 125 shares of its Series A Convertible Preferred Stock with a fair value of $15,000 to settle outstanding liabilities.

On November 14, 2025, the Company issued 215 shares of Series A Convertible Preferred Shares with a fair value of $25,750 to settle outstanding liabilities. In addition, the Company issued 200 shares of Series A Preferred with a fair value of $24,400 as consideration for services performed.

On November 24, 2025, a lender converted $24,000 in notes payable into 200 shares of Series A Preferred with a fair value of $24,000.

On December 5, 2025, the Company issued 347 shares of Series A Convertible Preferred Stock with a fair value of $41,462 to settle outstanding liabilities. The Company recognized a gain of $4,957 on the settlement.

During the three months ended March 31, 2026, there was no activity in the Series A Preferred stock.

Series E Convertible Preferred Stock

The Company has designated 8,000 shares of Series E Convertible Preferred stock and has 450 shares issued and outstanding as of March 31, 2026.

The shares of Series E Preferred Stock have a stated value of $1,000 per share and are convertible into Common Stock at the election of the holder of the Series E Preferred Stock, at any time following the Original Issue Date at a price of $2,060 per share, subject to adjustment. Each holder of Series E Preferred Stock shall be entitled to receive, with respect to each share of Series E Preferred Stock then outstanding and held by such holder, dividends on an as-converted basis in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock.

The holders of Series E Preferred Stock shall be paid pari passu with the holders of Common Stock with respect to payment of dividends and rights upon liquidation and shall have no voting rights. In addition, as further described in the Series E Designation, as long as any of the shares of Series E Preferred Stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of Series E Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Series E Preferred Stock or alter or amend this Series E Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of the Series E Preferred Stock, (c) increase the number of authorized shares of Series E Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

Each share of Series E Preferred Stock shall be convertible, at any time and from time to time at the option of the holder of such shares, into that number of shares of Common Stock determined by dividing the Series E Stated Value by the Conversion Price, subject to certain beneficial ownership limitations.

During the three months ended March 31, 2026 and 2025, there was no activity in the Series E Preferred stock.

Series F Convertible Preferred Stock

The Company has designated 5,500,000 shares of Series F Convertible Preferred stock and has 2,283 shares issued and outstanding as of March 31, 2026.

The shares of Series F Preferred Stock have a stated value of $1,000 per share and are convertible into Common Stock at the election of the holder of the Series F Preferred Stock, at any time following the Original Issue Date at a price of $20 per share, subject to adjustment. Each holder of Series F Preferred Stock shall be entitled to receive, with respect to each share of Series F Preferred Stock then outstanding and held by such holder, dividends on shares of Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Preferred Stock.

The Holder shall be entitled to vote on an as-converted basis (subject to the Beneficial Ownership Limitation), together with the holders of Common Stock, with respect to any question upon which the holders of Common Stock have the right to vote, except as may be otherwise provided by applicable law. Except as otherwise expressly provided herein or as required by law, the Holders and the holders of Common Stock shall vote together and not as separate classes. Moreover, as long as any shares of Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend this Certificate of Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (c) increase the number of authorized shares of Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

On January 2, 2025, 2 investors converted 835 shares of Preferred Series F stock into 8,350 shares of common stock.

On October 30, 2025, the remaining Series F Preferred shareholders approved to amend the Preferred Series F Certificate of Designation to reduce the conversion price from $100 to $20.

During the three months ended March 31, 2026 and 2025, 0 and 835 shares of Series F Preferred stock converted into common shares, respectively.

Series G Convertible Preferred Stock

The Company has designated 500,000 shares of Series G Convertible Preferred stock and has 17,280 shares issued and outstanding as of March 31, 2026.

The shares of Series G Preferred Stock have a stated value of $750 per share and are convertible into Common Stock at the election of the holder of the Series G Preferred Stock, at any time following the Original Issue Date at a price of $20.00 per share, subject to adjustment. Each holder of Series G Preferred Stock shall be entitled to receive, with respect to each share of Series G Preferred Stock then outstanding and held by such holder, dividends on shares of Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Preferred Stock.

The Holder shall be entitled to vote on an as-converted basis (subject to the Beneficial Ownership Limitation), together with the holders of Common Stock, with respect to any question upon which the holders of Common Stock have the right to vote, except as may be otherwise provided by applicable law. Except as otherwise expressly provided herein or as required by law, the Holders and the holders of Common Stock shall vote together and not as separate classes. Moreover, as long as any shares of Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend this Certificate of Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (c) increase the number of authorized shares of Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing. The “Beneficial Ownership Limitation” shall be 4.99% (or, upon election by a Holder prior to the issuance of any shares of Preferred Stock, 9.99%) of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion of Preferred Stock held by the applicable Holder.

The Series G Preferred Stock contains a full-ratchet anti-dilution provision. If the Company issues Common Stock or Common Stock Equivalents at an effective price below the then-current conversion price (a “Dilutive Issuance”), the conversion price is automatically reduced to equal that lower price (the “Base Conversion Price”), effective simultaneously with, or upon announcement of, such issuance. This adjustment applies to variable rate or floating-price instruments as well, using the lowest actual conversion or exercise price at the time of conversion/exercise. Exempt Issuances are excluded from triggering an adjustment. The Company is required to notify the Holder of any Dilutive Issuance no later than the following Trading Day.

During the three months ended March 31, 2025, 5 investors purchased 238 shares of Series G Preferred stock for proceeds to the Company of $175,000, and also received 8,825 warrants to purchase the Company’s common stock at an exercise price of $20.00.

During the three months ended March 31, 2025, 22 investors purchased 1,419 shares of Series G Preferred stock for proceeds to the Company of $1,056,000. These purchases were made in conjunction with the Company’s acquisition of Flewber Global, Inc. Additionally, 24 debt holders of Flewber Global, Inc. were issued 9,475 shares of Series G Preferred stock with a fair value of $6,395,625 to eliminate their debt in Flewber Global, Inc. as part of the acquisition purchase price. See Acquisition of Flewber Global, Inc. in Note 10 – Acquisitions, Investments and Disposals for further details on the acquisition structure.

During the year ended December 31, 2025, the Company issued 301 shares of Series G Preferred stock with a fair value of $88,793 to a consultant as payment for services.

On April 22, 2025, the Company issued 640 shares of Series G Preferred stock with a fair value of $192,000 to settle an outstanding payable of $480,000 for the office at 419 Lafayette Street, resulting in a gain on settlement of vendor liabilities of $288,000. See Lease Agreements for more information on the settlement of this liability.

On September 16, 2025, a lender converted $100,000 in notes payable into 134 shares of Series G Preferred with a fair market value of $28,140, resulting in a loss on conversion of $71,680.

On September 16, 2025, a shareholder in Fly Flyte, Inc. entered into a Conversion Agreement with the Company whereby they exchanged 10% ownership interest in the entity Fly Flyte, Inc., previously purchased for $100,000, into 134 shares of Preferred Series G. The 10% ownership interest in Fly Flyte, Inc. was returned to Creatd, Inc.

On November 4, 2025, a lender converted $936,608 from the First March 13 Loan Agreement into 1,249 shares of Series G Preferred with a fair value of $936,608. Additionally, the company issued 134 shares of Series G Preferred with a fair value of $28,844 for additional consideration. This was recorded as a $28,844 loss on extinguishment of debt, which is recorded in Gain (loss) on extinguishment of debt on the consolidated statement of operations.

On November 5, 2025, the Company issued 217 shares of preferred stock with an aggregate fair value of $44,594 as consideration for consulting services performed.

On November 5, 2025, a lender converted $92,512, including interest, from the First April 2 Loan Agreement and the November 22 Loan Agreement into 125 total shares of Series G Preferred with a fair value of $92,512.

On November 7, 2025, the Company issued consultants 367 shares with a fair value of $88,080 for services provided to the Company.

On November 9, 2025, in connection with the issuance of the First Tranche of the Uplist Financing (see Note 7 - Convertible Notes), a Dilutive Issuance occurred, triggering the full-ratchet anti-dilution provision described above. As a result, the conversion price for all outstanding shares of Series G Preferred Stock was repriced from $20.00 to $10.00 per share, effective as of that date.

During the three months ended March 31, 2026 and 2025, there was 0 and 11,132 shares of Preferred G Stock issued, respectively.

Series H Convertible Preferred Stock

The Company has designated 50,000 shares of Series H Convertible Preferred stock and has 3,798 shares issued and outstanding as of March 31, 2026.

The shares of Series H Preferred Stock have a stated value of $100 per share and are convertible into Common Stock at the election of the holder of the Series H Preferred Stock, at any time following the Original Issue Date at a price of $5.14 per share, subject to adjustment. Each holder of Series H Preferred Stock shall be entitled to receive, with respect to each share of Series H Preferred Stock then outstanding and held by such holder, dividends on shares of Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Preferred Stock.

The Holder shall be entitled to vote on an as-converted basis (subject to the Beneficial Ownership Limitation), together with the holders of Common Stock, with respect to any question upon which the holders of Common Stock have the right to vote, except as may be otherwise provided by applicable law. Except as otherwise expressly provided herein or as required by law, the Holders and the holders of Common Stock shall vote together and not as separate classes. Moreover, as long as any shares of Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend this Certificate of Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (c) increase the number of authorized shares of Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing. The “Beneficial Ownership Limitation” shall be 4.99% (or, upon election by a Holder prior to the issuance of any shares of Preferred Stock, 9.99%) of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion of Preferred Stock held by the applicable Holder.

The Series H Preferred Stock contains a full-ratchet anti-dilution provision. If the Company issues Common Stock or Common Stock Equivalents at an effective price below the then-current conversion price (a “Dilutive Issuance”), the conversion price is automatically reduced to equal that lower price (the “Base Conversion Price”), effective simultaneously with, or upon announcement of, such issuance. This adjustment applies to variable rate or floating-price instruments as well, using the lowest actual conversion or exercise price at the time of conversion/exercise. Exempt Issuances are excluded from triggering an adjustment. The Company is required to notify the Holder of any Dilutive Issuance no later than the following Trading Day. There were no events that occurred during the three months ended March 31, 2026 and 2025 triggering the anti-dilution provision.

During the year ended December 31, 2024, investors were issued 3,798 shares of Series H Preferred stock for the conversion of outstanding payroll and payables to Key Drivers of the Company.

During the three months ended March 31, 2026 and 2025, there was no activity in the Series H Preferred stock.

Series I Convertible Preferred Stock

The Company has designated 100,000 shares of Series I Convertible Preferred stock and has 37,812 shares issued and outstanding as of March 31, 2026.

The shares of Series I Preferred Stock have a stated value of $100 per share and are convertible into Common Stock at the election of the holder of the Series I Preferred Stock, at any time beginning 18 months after the Original Issue Date, at a price of $20.00 per share, subject to adjustment. Each holder of Series I Preferred Stock shall be entitled to receive, with respect to each share of Series I Preferred Stock then outstanding and held by such holder, dividends on shares of Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Preferred Stock.

The Series I Preferred Stock contains a full-ratchet anti-dilution provision. If the Company issues Common Stock or Common Stock Equivalents at an effective price below the then-current conversion price (a “Dilutive Issuance”), the conversion price is automatically reduced to equal that lower price (the “Base Conversion Price”), effective simultaneously with, or upon announcement of, such issuance. This adjustment applies to variable rate or floating-price instruments as well, using the lowest actual conversion or exercise price at the time of conversion/exercise. Exempt Issuances are excluded from triggering an adjustment. The Company is required to notify the Holder of any Dilutive Issuance no later than the following Trading Day.

The Holder shall be entitled to vote on an as-converted basis (subject to the Beneficial Ownership Limitation), together with the holders of Common Stock, with respect to any question upon which the holders of Common Stock have the right to vote, except as may be otherwise provided by applicable law. Except as otherwise expressly provided herein or as required by law, the Holders and the holders of Common Stock shall vote together and not as separate classes. Moreover, as long as any shares of Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend this Certificate of Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (c) increase the number of authorized shares of Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing. The “Beneficial Ownership Limitation” shall be 4.99% of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion of Preferred Stock held by the applicable Holder. No adjustment, increase, or decrease in the Beneficial Ownership Limitation shall be permitted.

On June 27, 2025, the Company acquired 25% of equity in PCG Advisory, Inc. As consideration for this acquisition, PCG Advisory, Inc. received 12,500 shares of the Company’s Series I Preferred stock with a fair value of $456,250. This minority equity investment was booked in Minority interest in business on the condensed consolidated balance sheets at cost.

On June 27, 2025, the Company acquired 25% of equity in PRISM Media Holdings, Inc. As consideration for this acquisition, PRISM Media Holdings, Inc. received 5,000 shares of the Company’s Series I Preferred stock with a fair value of $182,500. This minority equity investment was booked in Minority interest in business on the condensed consolidated balance sheets at cost.

On June 27, 2025, the Company acquired 25% of equity in PRISM MediaWire, Inc. As consideration for this acquisition, PRISM MediaWire, Inc. received 2,500 shares of the Company’s Series I Preferred stock with a fair value of $91,250. This minority equity investment was booked in Minority interest in business on the condensed consolidated balance sheets at cost.

On June 27, 2025, the Company acquired 20% of equity in AIRHub, Inc. As consideration for this acquisition, AIRHub, Inc. received 3,000 shares of the Company’s Series I Preferred stock with a fair value of $109,500. This minority equity investment was booked in Minority interest in business on the condensed consolidated balance sheets at cost.

On June 30, 2025, the Company issued 14,812 shares of Series I Preferred stock with a fair value of $592,465 to Marc Sellouk, CEO of Fly Flyte, Inc. as part of a retention bonus after the Company’s acquisition of the former parent, Flewber Global, Inc. in February of 2025. See Stock based compensation under Common Stock below for more details on this overall retention package.

On November 9, 2025, in connection with the issuance of the First Tranche of the Uplist Financing (see Note 6 – Convertible Notes Payable), a Dilutive Issuance occurred, triggering the full-ratchet anti-dilution provision described above. As a result, the conversion price for all outstanding shares of Series I Preferred Stock was repriced from $20.00 to $10.00 per share, effective as of that date.

During the three months ended March 31, 2026 and 2025, there were no shares of Series I Preferred stock issued.

Common Stock

Shares issued for settlement of liabilities

On January 2, 2025, the Company issued 40 shares with a fair value of $264 to a vendor to settle $800 in outstanding liabilities, resulting in a gain on settlement of debt of $536.

On January 17, 2025, the Company issued 500 shares at a fair value of $5,800 to settle $5,800 in outstanding liabilities.

On March 4, 2025, the Company issued 207 shares at a fair value of $3,094 to settle $1,250 in outstanding liabilities, resulting in a loss on settlement of debt of $1,844.

On June 25, 2025, the Company issued 18,600 to 2 employees of Fly Flyte, Inc. at a fair value of $127,968 to settle $372,000 in outstanding liabilities, resulting in a gain on settlement of debt of $244,032.

Shares issued for settlement of compensation to employees and consultants

On September 16, 2025, the Company entered into a Conversion Agreement with a consultant, pursuant to which the consultant’s balance of $36,820 in accrued payables owed to the consultant by Fly Flyte, Inc. was settled through the issuance of stock options under the Company’s 2025 Omnibus Securities and Incentive Plan. Under the terms of the agreement, the Company converted the full amount of the accrued payroll liability into 5,406 fully vested stock options with an exercise price of $7.40 per share and 12,500 additional stock options at the same exercise price that vest as follows: 3,125 on March 31, 2026, 3,125 on June 30, 2026, 3,125 on September 30, 2026, and 3,125 on December 31, 2026, with a 10-year term expiring September 16, 2035. The options cumulatively have a fair value of $100,271. As a result, the Company recognized $55,031 of stock compensation expense for the year ended December 31, 2025, and $21,023 for the three months ended March 31, 2026. The Company has $24,216 remaining to be expensed throughout the year ending December 31, 2026.

Common stock issued for financing fees

On February 7, 2025, the Company issued 92 shares of common stock with a fair value of $2,122 to an investor for fees and penalties associated with a convertible note.

Shares issued for acquisition of consolidated subsidiary

On February 27, 2025, the Company issued 52,807 shares of common stock with a fair value of $950,526 to the shareholders of Flewber Global, Inc. in exchange for their equity in Flewber Global, Inc. as part of the acquisition of that entity. See Acquisition of Flewber Global, Inc. in Note 10 – Acquisitions, Investments and Disposals for further details on the acquisition structure.

Cash received for common stock

During February 2025, 13 investors purchased 13,807 shares of Common stock for proceeds to the Company of $276,140. These purchases were made in conjunction with the Company’s acquisition of Flewber Global, Inc. See Acquisition of Flewber Global, Inc. in Note 10 – Acquisitions, Investments and Disposals for further details on the acquisition structure.

Stock based compensation in Creatd, Inc.

On January 6, 2025, the Company issued 2,433 shares with a fair value of $22,377 to a vendor for services rendered.

On February 6, 2025, the Company issued 6,250 shares with a fair value of $131,250 to a vendor for services rendered for a service contract of 6 months. $109,250 of this was recognized in the current period, and $21,875 was recognized as prepaid expenses.

On February 27, 2025, the Company issued 25,000 shares with a fair value of $450,000 to Marc Sellouk, CEO of Flewber Global, Inc., as part of a retention package associated with the Company’s acquisition of that entity. Under this agreement, these 25,000 shares were to be issued at acquisition in exchange for his equity in Flewber Global, Inc. and another 23,442 shares, as well as 14,812 shares of Preferred Series I stock, were to be issued on June 30, 2025, if Mr. Sellouk’s employment at the Company continued through that date. Mr. Sellouk continues his employment with the Company, and on June 30, 2025, the Company issued the additional 23,442 shares of Common stock with a fair value of $187,583 and the 14,812 shares of Preferred Series I stock with a fair value of $592,465 under this agreement.

On October 31, 2025, the Company issued 10,000 shares to a vendor with a total fair value of approximately $60,000 in exchange for $68,000 in services to be provided. The expense was recorded to prepaid expense and is being recognized over the service term. During the three months ended March 31, 2026 and 2025, the Company recognized $29,834 and $0, respectively, in stock based compensation related to these services. The remaining prepaid balance related to this transaction is $10,276 as of March 31, 2026.

On November 1, 2025, the Company issued 2,500 shares at a fair value of $15,000 for consulting services provided during the fourth quarter of 2025.

On December 1, 2025, the Company issued 2,686 shares at a fair value of $22,557 to settle $20,000 in outstanding liabilities, resulting in a loss on settlement of debt of $2,557.

On December 5, 2025, the Company issued 10,000 shares with a fair value of $105,200 to consultants for services rendered. The expense was recorded to prepaid expense and is being recognized over the service term. During the three months ended March 31, 2026 and 2025, the Company recognized $73,395 and $0, respectively, in stock based compensation related to these services. The prepaid balance related to this transaction has been fully amortized as of March 31, 2026.

On December 8, 2025, the Company issued 5,000 shares with a fair value of $59,900 to consultants for services rendered. The expense was recorded to prepaid expense and is being recognized over the service term. During the three months ended March 31, 2026 and 2025, the Company recognized $22,185 and $0, respectively, in stock based compensation related to these services. The remaining prepaid balance related to this transaction is $32,045 as of March 31, 2026.

On January 1, 2026, the Company issued 1,819 shares with a fair value of $20,737 to consultants for services rendered.

Additional stock based compensation was provided in the form of options and warrants. See Stock Options and Warrants further below within this note.

Stock based compensation in consolidated subsidiaries

On September 9, 2025, Fly Flyte, Inc. and Ponderosa Air LLC entered into a Side Letter Agreement with SEG Jets, LLC (“SEG Jets”), the lessor of the 2020 Cirrus Design Corp. SF50 aircraft that is being leased by the Company pursuant to an Exclusive Aircraft Dry Lease Agreement. Under the terms of the Side Letter Agreement, Fly Flyte, Inc. agreed to issue to SEG Jets, or its designees, 19.98% of the issued and outstanding common stock of Fly Flyte, Inc. as of the date of the agreement as consideration for strategic business cooperation. The stock has a fair value of $2.89 million and was recorded as stock based compensation on the consolidated statement of operations and comprehensive loss.

On December 26, 2025, Vocal, Inc. issued an additional 21.73% of its outstanding equity, in the form of shares of Common Stock, to certain officers, employees, and consultants involved with the operations of Vocal. In connection with this issuance, 40,404 shares were issued with an aggregate fair value of approximately $78,010, which was satisfied through the application of accrued payroll obligations. As a result of the issuance, the Company’s ownership interest in Vocal, Inc. decreased from 41.73% to 20.00%.

On December 26, 2025, OG Collection, Inc. issued an additional 24.00% of its outstanding equity, in the form of shares of Common Stock, to certain officers, employees, and consultants involved with the operations of OG Collection. In connection with this issuance, 480,000 shares were issued with an aggregate fair value of approximately $57,600, which was satisfied through the application of accrued payroll obligations. As a result of the issuance, the Company’s ownership interest in OG Collection, Inc. decreased from 44.00% to 20.00%.

Shares issued for acquisition of marketable securities

On May 6, 2025, the Company acquired 17,000,000 shares in MineralRite Corporation, in exchange for 4,500 shares of the Company’s common stock.

Exercise of warrants to stock

Between February 12, 2025, and February 26, 2025, the Company issued 224,820 shares of common stock pursuant to the cashless exercise of warrants.

On June 23, 2025, the Company issued 100 shares of common stock pursuant to the exercise of warrants for gross proceeds of $2,000.

On June 30, 2025, the Company issued 10,000 shares of common stock pursuant to the cashless exercise of warrants.

On October 21, 2025, the Company issued 110,450 shares of common stock pursuant to the cashless exercise of warrants.

On December 31, 2025, the Company issued 22,500 shares of common stock pursuant to the cashless exercise of warrants.

Shares issued for rounding in reverse stock split

On February 24, 2026, the Company effectuated a 1-for-20 reverse stock split. 10,577 shares were issued pursuant to rounding from the reverse stock split.

Mezzanine Equity

On August 18, 2023, The Company commenced a Regulation CF offering to raise funds at the subsidiary level by issuing convertible preferred stock in Vocal, Inc., a subsidiary of Creatd, Inc. The offering closed in February 2024, with a total of 12,204 shares sold for proceeds to the Company of $84,790. Prior to this offering, a total of 100,000,000 shares were issued and outstanding, owned by the Company.

As of March 31, 2026 and December 31, 2025, these amounts are classified under mezzanine equity on the condensed consolidated balance sheets.

The preferred stock issued carries limited rights, including no voting rights unless converted into common stock, a fixed liquidation preference, a quarterly dividend right based on the subsidiary’s GAAP net revenues, and a redemption right exercisable after five years at a fixed face value. The preferred stock converts into common stock at a conversion price of $12.00.

Stock Options

The assumptions used for options granted during the three months ended March 31, 2026, are as follows:

March 31, 2026
Exercise Price	$9.00 - $12.00
Expected dividends	0%
Expected volatility	322.65% - 322.83%
Risk free interest rate	4.04% - 4.30%
Expected life of option	10 years

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2025 – outstanding	569,922	$36.05	9.06
Granted	1,093,500	$9.88	9.84
Exercised	-	$-	-
Forfeited/Cancelled	-	$-	-
Expired	(7)	$124,671.43	-
Balance – March 31, 2026 – outstanding	1,663,415	$20.45	6.47
Balance – March 31, 2026 – exercisable	1,087,500	$30.15	9.84

Option Outstanding			Option Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$20.45	1,663,415	6.47	$30.15	1,087,500	9.84

The Company maintains the 2026 Omnibus Securities and Incentive Plan (the “2026 Plan”), which the Board of Directors adopted by unanimous written consent on January 10, 2026 under the authority of the Company’s shareholder-approved 2024 Omnibus Securities and Incentive Plan. The 2026 Plan authorizes the issuance of up to 1,754,368 common share equivalents, which may be granted as incentive stock options, non-qualified stock options, restricted share awards, restricted share unit awards, share appreciation rights, tandem share appreciation rights, performance unit awards, distribution equivalent rights, and unrestricted share awards, to employees, directors, and consultants of the Company. The 2026 Plan is administered by the committee designated by the Board, which determines the recipients, award type, size, vesting, and other terms of each award. Stock options granted under the 2026 Plan have an exercise price not less than the fair market value of a common share on the grant date and a maximum term of ten years.

Awards under the 2026 Plan are granted in tranches authorized by the Board from time to time.

As of March 31, 2026, outstanding options and exercisable options had an aggregate intrinsic value of $3,361,319 and $3,288,569 respectively, based on the per share market price of $9.90 of the Company’s common stock as of such date.

Stock-based compensation for stock options has been recorded in the condensed consolidated statements of operations and comprehensive loss and totaled $11,163,501 and $798,417, for the three months ended March 31, 2026 and 2025.

As of March 31, 2026, there was $86,989 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans.

On September 25, 2025, the Company’s Board voted to lower the exercise price of 466,162 stock options from their current exercise prices to $5.00. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.

Warrants

The Company applied fair value accounting for all share-based payments awards. The fair value of each warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model.

Warrant Activities

The assumptions used for warrants granted during the three months ended March 31, 2026, are as follows:

March 31, 2026
Exercise Price	$10.00
Expected dividends	—%
Expected volatility	197.79% - 197.90%
Risk free interest rate	3.61% - 3.82%
Expected life of warrants	5 years

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2025 – outstanding	2,401,378	$12.51	3.55
Granted	60,594	$10.00	5.00
Exercised	—	$—	—
Forfeited/Cancelled	—	$—	—
Balance – March 31, 2026 – outstanding	2,461,972	$12.45	3.34
Balance – March 31, 2026 – exercisable	2,461,972	$12.45	3.34

Warrants Outstanding			Warrants Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$12.45	2,461,972	3.34	$12.45	2,461,972	3.34

On February 27, 2025, the Company issued 375,503 warrants with an exercise price of $20.00 and a cumulative fair value of $6,726,164 as part of the acquisition of Flewber Global, Inc. This fair value was treated as part of the purchase price for Flewber Global, Inc. See Note 10 – Acquisitions, Investments and Disposals for further details on the acquisition structure.

During February 2025, a total of 82,289 warrants with a fair value of $1,363,243 were issued with the sale of common and preferred stock not associated with the acquisition of Flewber Global, Inc., the conversion of promissory notes, or as stock based compensation.

During the three months ended March 31, 2026, no deemed dividend was recorded to the condensed consolidated statements of operations and comprehensive loss. During the three months ended March 31, 2025, $1,311,581 of deemed dividend was recorded to the condensed consolidated statements of operations and comprehensive loss.

During the three months ended March 31, 2026, a total of 58,594 warrants were issued with convertible notes. Using a relative fair value allocation, $238,170 was allocated to the warrants and recorded as a debt discount, which is being amortized over the life of the related notes.

During the three months ended March 31, 2026, a total of 2,000 warrants with a fair value of $20,540 were issued as compensation to a consultant. The expense was recorded to prepaid expense and is being recognized over the service term. During the three months ended March 31, 2026 and 2025, the Company recognized $2,532 and $0, respectively, in stock based compensation related to these services. The remaining prepaid balance related to this transaction is $18,008 as of March 31, 2026.

Note 10 – Stockholders’ Equity

Shares Authorized

The Company is authorized to issue up to three billion and twenty million (3,020,000,000) shares of capital stock, of which three billion (3,000,000,000) shares are designated as common stock, par value $0.001 per share, and twenty million (20,000,000) are designated as preferred stock, par value $0.001 per share.

Equity Line of Credit

On October 20, 2022, the Company entered into a common stock purchase agreement (the “Equity Line of Credit”) with an otherwise unaffiliated third party (the “Investor”). Pursuant to the terms of the Equity Line of Credit, for a period of thirty-six (36) months commencing on the trading day immediately following the date of effectiveness of the Registration Statement, the Investor can purchase up to $15,000,000 of the Company’s common stock, par value $0.001 per share, pursuant to drawdown notices, covering the registrable securities. The purchase price of the shares under the Equity Line of Credit is equal to 82% of the lowest volume weighted average price (VWAP) during the last ten trading days after the Company delivers to the Investor a put notice or drawdown notice in writing requiring Investor to purchase shares of the Company, subject to the terms of the Equity Line of Credit.

During the year ended December 31, 2024, the Company sold 33,837 shares under this Equity Line of Credit for proceeds of $111,600. No sales have been made in 2025 under this Equity Line of Credit.

Preferred Stock

Series A Convertible Preferred Stock

On November 20, 2025, the Company filed a Certificate of Designation for the Preferred Series A class of stock. The Company has designated 50,000 shares of Series A Convertible Preferred stock and has 1,087 shares issued and outstanding as of December 31, 2025.

The shares of Series A Preferred Stock have a stated value of $120 per share and are convertible into Common Stock at the election of the holder, at any time beginning 18 months following the Original Issue Date, at a price of $12.00 per share, subject to adjustment. Each holder of Series A Preferred Stock shall be entitled to receive, with respect to each share of Series A Preferred Stock then outstanding and held by such holder, dividends on shares of Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Preferred Stock.

The Holder shall be entitled to vote on an as-converted basis (subject to the Beneficial Ownership Limitation), together with the holders of Common Stock, with respect to any question upon which the holders of Common Stock have the right to vote, except as may be otherwise provided by applicable law. Except as otherwise expressly provided herein or as required by law, the Holders and the holders of Common Stock shall vote together and not as separate classes. Moreover, as long as any shares of Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend this Certificate of Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (c) increase the number of authorized shares of Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing. The “Beneficial Ownership Limitation” shall be 4.99% of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion of Preferred Stock held by the applicable Holder.

On November 12, 2025, the Company issued 125 shares of its Series A Convertible Preferred Stock with a fair value of $15,000 to settle outstanding liabilities.

On November 14, 2025, the company issued 215 shares of Series A Convertible Preferred Shares with a fair value of $25,750 to settle outstanding liabilities. In addition, the Company issued 200 shares of Series A Preferred with a fair value of $24,400 as consideration for services performed.

On November 24, 2025, a lender converted $24,000 in notes payable into 200 shares of Series A Preferred with a fair value of $24,000.

On December 5, 2025, the Company issued 347 shares of Series A Convertible Preferred Stock with a fair value of $41,462 to settle outstanding liabilities. The Company recognized a gain of $4,957 on the settlement, which is included in settlement of liabilities in the consolidated statement of operations.

During the years ended December 31, 2025, investors converted 0 shares of the Company’s Series A Convertible Preferred Stock into shares of the Company’s common stock.

Series E Convertible Preferred Stock

The Company has designated 8,000 shares of Series E Convertible Preferred stock and had 450 shares issued and outstanding as of December 31, 2025 and 2024.

The shares of Series E Preferred Stock have a stated value of $1,000 per share and are convertible into Common Stock at the election of the holder of the Series E Preferred Stock, at any time following the Original Issue Date at a price of $41,200 per share, subject to adjustment. Each holder of Series E Preferred Stock shall be entitled to receive, with respect to each share of Series E Preferred Stock then outstanding and held by such holder, dividends on an as-converted basis in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock.

The holders of Series E Preferred Stock shall be paid pari passu with the holders of Common Stock with respect to payment of dividends and rights upon liquidation and shall have no voting rights. In addition, as further described in the Series E Designation, as long as any of the shares of Series E Preferred Stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of Series E Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Series E Preferred Stock or alter or amend this Series E Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of the Series E Preferred Stock, (c) increase the number of authorized shares of Series E Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

Each share of Series E Preferred Stock shall be convertible, at any time and from time to time at the option of the holder of such shares, into that number of shares of Common Stock determined by dividing the Series E Stated Value by the Conversion Price, subject to certain beneficial ownership limitations.

During the years ended December 31, 2025 and 2024, investors converted 0 shares of the Company’s Series E Convertible Preferred Stock into shares of the Company’s common stock.

Series F Convertible Preferred Stock

The Company has designated 5,500,000 shares of Series F Convertible Preferred stock and has 2,283 and 3,188 shares issued and outstanding as of December 31, 2025 and 2024, respectively.

The shares of Series F Preferred Stock have a stated value of $1,000 per share and are convertible into Common Stock at the election of the holder of the Series F Preferred Stock, at any time following the Original Issue Date at a price of $100.00 per share, subject to adjustment. Each holder of Series F Preferred Stock shall be entitled to receive, with respect to each share of Series F Preferred Stock then outstanding and held by such holder, dividends on shares of Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Preferred Stock.

The Holder shall be entitled to vote on an as-converted basis (subject to the Beneficial Ownership Limitation), together with the holders of Common Stock, with respect to any question upon which the holders of Common Stock have the right to vote, except as may be otherwise provided by applicable law. Except as otherwise expressly provided herein or as required by law, the Holders and the holders of Common Stock shall vote together and not as separate classes. Moreover, as long as any shares of Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend this Certificate of Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (c) increase the number of authorized shares of Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

During the year ended December 31, 2024, investors were issued 3,939 shares of Series F Preferred stock for the conversion of $3,930,001 in outstanding notes for a loss on settlement of debt of $3,589,203 and 3,774 shares of Series F Preferred stock for the exchange of 1,501,353 warrants, resulting in an inducement expense of $1,441,908.

During the year ended December 31, 2024, investors were issued 150 shares of Series F Preferred stock in exchange for 1,800 warrants with an exercise price of $480 as part of the restructuring of a previously outstanding note payable. See Note 7 - Convertible Notes Payable, The March 13 Loan Agreement for further details on the restructuring.

During the year ended December 31, 2024, 17 investors converted 4,745 shares of Preferred Series F stock into 949,000 shares of common stock.

On January 2, 2025, 2 investors converted 835 shares of Preferred Series F stock into 8,350 shares of common stock.

On October 30, 2025, the remaining Series F Preferred shareholders approved to amend the Preferred Series F Certificate of Designation to reduce the conversion price from $100 to $20.

Series G Convertible Preferred Stock

The Company has designated 500,000 shares of Series G Convertible Preferred stock and has 17,280 and 2,085 shares issued and outstanding as of December 31, 2025 and 2024, respectively.

The shares of Series G Preferred Stock have a stated value of $750 per share and are convertible into Common Stock at the election of the holder of the Series G Preferred Stock, at any time following the Original Issue Date at a price of $20.00 per share, subject to adjustment. Each holder of Series G Preferred Stock shall be entitled to receive, with respect to each share of Series G Preferred Stock then outstanding and held by such holder, dividends on shares of Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Preferred Stock.

The Holder shall be entitled to vote on an as-converted basis (subject to the Beneficial Ownership Limitation), together with the holders of Common Stock, with respect to any question upon which the holders of Common Stock have the right to vote, except as may be otherwise provided by applicable law. Except as otherwise expressly provided herein or as required by law, the Holders and the holders of Common Stock shall vote together and not as separate classes. Moreover, as long as any shares of Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend this Certificate of Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (c) increase the number of authorized shares of Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing. The “Beneficial Ownership Limitation” shall be 4.99% (or, upon election by a Holder prior to the issuance of any shares of Preferred Stock, 9.99%) of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion of Preferred Stock held by the applicable Holder.

The Series G Preferred Stock contains a full-ratchet anti-dilution provision. If the Company issues Common Stock or Common Stock Equivalents at an effective price below the then-current conversion price (a “Dilutive Issuance”), the conversion price is automatically reduced to equal that lower price (the “Base Conversion Price”), effective simultaneously with, or upon announcement of, such issuance. This adjustment applies to variable rate or floating-price instruments as well, using the lowest actual conversion or exercise price at the time of conversion/exercise. Exempt Issuances are excluded from triggering an adjustment. The Company is required to notify the Holder of any Dilutive Issuance no later than the following Trading Day.

During the year ended December 31, 2024, investors were issued 284 shares of Series G Preferred stock for gross proceeds of $210,000. As additional incentive, the Company issued 210,500 warrants with an exercise price of $1.00 and a fair value of $152,742.

During the year ended December 31, 2024, the Company issued 644 shares of Series G Preferred with a fair value of $355,305 for the conversion of $408,334 in notes payable, resulting in a gain on settlement of debt of $76,429. Additionally, the Company issued 48 shares of Series G Preferred in exchange for the cancellation of 71,230 warrants, resulting in an inducement expense of $23,400.

Additionally, on August 27, 2024, 134 shares of Series G Preferred were issued to a consultant of the company as compensation for services rendered at a value of $76,380.

On November 25, 2024, the Company entered into agreements with 2 vendors to settle a total of $665,620 in accounts payable for 437,347 shares of common stock with a fair value of $362,998 and 975 shares of Series G Preferred with a fair value of $606,938. This resulted in a loss on settlement of debt of $304,316.

During the year ended December 31, 2025, 5 investors purchased 238 shares of Series G Preferred stock for proceeds to the Company of $175,000, and also received 176,500 warrants to purchase the Company’s common stock at an exercise price of $20.00.

During the first quarter of 2025, 22 investors purchased 1,419 shares of Series G Preferred stock for proceeds to the Company of $1,056,000. These purchases were made in conjunction with the Company’s acquisition of Flewber Global, Inc. Additionally, 24 debtholders of Flewber Global, Inc. were issued 9,475 shares of Series G Preferred stock with a fair value of $6,395,625 to eliminate their debt in Flewber Global, Inc. as part of the acquisition purchase price. See Acquisition of Flewber Global, Inc. in Note 12 for further details on the acquisition structure.

During the year ended December 31, 2025, the Company issued 301 shares of Series G Preferred stock with a fair value of $88,793 to a consultant as payment for services.

On April 22, 2025, the Company issued 640 shares of Series G Preferred stock with a fair value of $192,000 to settle an outstanding payable of $480,000 for the office at 419 Lafayette Street, resulting in a gain on settlement of vendor liabilities of $288,000. See Lease Agreements for more information on the settlement of this liability.

On November 9, 2025, in connection with the issuance of the First Tranche of the Uplist Financing (see Note 7 - Convertible Notes), a Dilutive Issuance occurred, triggering the full-ratchet anti-dilution provision described above. As a result, the conversion price for all outstanding shares of Series G Preferred Stock was repriced from $20.00 to $10.00 per share, effective as of that date.

During the year ended December 31, 2025, a lender converted $100,000 in notes payable into 134 shares of Series G Preferred with a fair market value of $28,140, resulting in a loss on conversion of $71,680.

During the year ended December 31, 2025, a shareholder in Fly Flyte, Inc. entered into a Conversion Agreement with the Company whereby they exchanged 10% ownership interest in the entity Fly Flyte, Inc., previously purchased for $100,000, into 134 shares of Preferred Series G. The 10% ownership interest in Fly Flyte, Inc. was returned to Creatd, Inc.

On November 5, 2025, the Company issued 217 shares of preferred stock with an aggregate fair value of $44,594 as consideration for consulting services performed.

On November 7, 2025, the Company issued consultants 367 shares with a fair value of $88,080 for services provided to the Company.

During the year ended December 31, 2025, a lender converted $92,512, including interest, from the First April 2 Loan Agreement and the November 22 Loan Agreement into 125 total shares of Series G Preferred with a fair value of $92,512.

During the year ended December 31, 2025, a lender converted $936,608 from the First March 13 Loan Agreement into 1,249 shares of Series G Preferred with a fair value of $936,608. Additionally, the company issued 134 shares of Series G Preferred with a fair value of $28,844 for additional consideration. This was recorded as a $28,844 loss on extinguishment of debt, which is recorded in Gain (loss) on extinguishment of debt on the consolidated statement of operations.

Series H Convertible Preferred Stock

The Company has designated 50,000 shares of Series H Convertible Preferred stock and has 3,798 shares issued and outstanding as of December 31, 2025 and 2024.

The shares of Series H Preferred Stock have a stated value of $100 per share and are convertible into Common Stock at the election of the holder of the Series H Preferred Stock, at any time following the Original Issue Date at a price of $5.14 per share, subject to adjustment. Each holder of Series H Preferred Stock shall be entitled to receive, with respect to each share of Series H Preferred Stock then outstanding and held by such holder, dividends on shares of Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Preferred Stock.

The Holder shall be entitled to vote on an as-converted basis (subject to the Beneficial Ownership Limitation), together with the holders of Common Stock, with respect to any question upon which the holders of Common Stock have the right to vote, except as may be otherwise provided by applicable law. Except as otherwise expressly provided herein or as required by law, the Holders and the holders of Common Stock shall vote together and not as separate classes. Moreover, as long as any shares of Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend this Certificate of Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (c) increase the number of authorized shares of Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing. The “Beneficial Ownership Limitation” shall be 4.99% (or, upon election by a Holder prior to the issuance of any shares of Preferred Stock, 9.99%) of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion of Preferred Stock held by the applicable Holder.

The Series H Preferred Stock contains a full-ratchet anti-dilution provision. If the Company issues Common Stock or Common Stock Equivalents at an effective price below the then-current conversion price (a “Dilutive Issuance”), the conversion price is automatically reduced to equal that lower price (the “Base Conversion Price”), effective simultaneously with, or upon announcement of, such issuance. This adjustment applies to variable rate or floating-price instruments as well, using the lowest actual conversion or exercise price at the time of conversion/exercise. Exempt Issuances are excluded from triggering an adjustment. The Company is required to notify the Holder of any Dilutive Issuance no later than the following Trading Day. There were no events that occurred during the years ended December 31, 2025 or 2024 triggering the anti-dilution provision.

During the year ended December 31, 2024, investors were issued 3,798 shares of Series H Preferred stock for the conversion of outstanding payroll and payables to Key Drivers of the Company.

There was no activity in the Series H Preferred stock during the year ended December 31, 2025.

Series I Convertible Preferred Stock

On June 27, 2025, the Company filed a Certificate of Designation for the Preferred Series I class of stock. The Company has designated 100,000 shares of Series I Convertible Preferred stock and has 37,812 shares issued and outstanding as of December 31, 2025.

The shares of Series I Preferred Stock have a stated value of $100 per share and are convertible into Common Stock at the election of the holder of the Series I Preferred Stock, at any time beginning 18 months after the Original Issue Date, at a price of $20.00 per share, subject to adjustment. Each holder of Series I Preferred Stock shall be entitled to receive, with respect to each share of Series I Preferred Stock then outstanding and held by such holder, dividends on shares of Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Preferred Stock.

The Series I Preferred Stock contains a full-ratchet anti-dilution provision. If the Company issues Common Stock or Common Stock Equivalents at an effective price below the then-current conversion price (a “Dilutive Issuance”), the conversion price is automatically reduced to equal that lower price (the “Base Conversion Price”), effective simultaneously with, or upon announcement of, such issuance. This adjustment applies to variable rate or floating-price instruments as well, using the lowest actual conversion or exercise price at the time of conversion/exercise. Exempt Issuances are excluded from triggering an adjustment. The Company is required to notify the Holder of any Dilutive Issuance no later than the following Trading Day.

The Holder shall be entitled to vote on an as-converted basis (subject to the Beneficial Ownership Limitation), together with the holders of Common Stock, with respect to any question upon which the holders of Common Stock have the right to vote, except as may be otherwise provided by applicable law. Except as otherwise expressly provided herein or as required by law, the Holders and the holders of Common Stock shall vote together and not as separate classes. Moreover, as long as any shares of Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend this Certificate of Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (c) increase the number of authorized shares of Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing. The “Beneficial Ownership Limitation” shall be 4.99% of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion of Preferred Stock held by the applicable Holder. No adjustment, increase, or decrease in the Beneficial Ownership Limitation shall be permitted.

The Series I Preferred Stock contains a full-ratchet anti-dilution provision. If the Company issues Common Stock or Common Stock Equivalents at an effective price below the then-current conversion price (a “Dilutive Issuance”), the conversion price is automatically reduced to equal that lower price (the “Base Conversion Price”), effective simultaneously with, or upon announcement of, such issuance. This adjustment applies to variable rate or floating-price instruments as well, using the lowest actual conversion or exercise price at the time of conversion/exercise. Exempt Issuances are excluded from triggering an adjustment. The Company is required to notify the Holder of any Dilutive Issuance no later than the following Trading Day

On June 27, 2025, the Company acquired 25% of equity in PCG Advisory, Inc. As consideration for this acquisition, PCG Advisory, Inc. received 12,500 shares of the Company’s Series I Preferred stock with a fair value of $456,250. This minority equity investment was booked in Minority interest in business on the consolidated balance sheets at cost.

On June 27, 2025, the Company acquired 25% of equity in PRISM Media Holdings, Inc. As consideration for this acquisition, PRISM Media Holdings, Inc. received 5,000 shares of the Company’s Series I Preferred stock with a fair value of $182,500. This minority equity investment was booked in Minority interest in business on the consolidated balance sheets at cost.

On June 27, 2025, the Company acquired 25% of equity in PRISM MediaWire, Inc. As consideration for this acquisition, PRISM MediaWire, Inc. received 2,500 shares of the Company’s Series I Preferred stock with a fair value of $91,250. This minority equity investment was booked in Minority interest in business on the consolidated balance sheets at cost.

On June 27, 2025, the Company acquired 20% of equity in AIRHub, Inc. As consideration for this acquisition, AIRHub, Inc. received 3,000 shares of the Company’s Series I Preferred stock with a fair value of $109,500. This minority equity investment was booked in Minority interest in business on the consolidated balance sheets at cost.

On June 30, 2025, the Company issued 14,812 shares of Series I Preferred stock with a fair value of $592,465 to Marc Sellouk, CEO of Fly Flyte, Inc. as part of a retention bonus after the Company’s acquisition of the former parent, Flewber Global, Inc. in February of 2025. See Stock based compensation under Common Stock below for more details on this overall retention package.

On November 9, 2025, in connection with the issuance of the First Tranche of the Uplist Financing (see Note 7 - Convertible Notes), a Dilutive Issuance occurred, triggering the full-ratchet anti-dilution provision described above. As a result, the conversion price for all outstanding shares of Series I Preferred Stock was repriced from $20.00 to

$10.00 per share, effective as of that date.

Common Stock

Common stock issued upon conversion of notes payable

On January 9, 2024, the Company issued 1,000 shares of its common stock pursuant to a conversion of $100,000 in convertible notes and accrued interest at a price of $100.00 per share.

On February 2, 2024, the Company issued 822 shares of its common stock pursuant to a conversion of $82,103 in accrued interest on convertible notes at a price of $100.00 per share.

On March 15, 2024, the Company issued 65 shares pursuant to a conversion of $4,500 in promissory notes at a price of $70.00 per share.

On March 18, 2024, the Company agreed to the cancellation of a previous conversion of $4,285 in notes payable and rescinded the issuance of 18 shares of its common stock.

On March 19, 2024, the Company issued 250 shares pursuant to the conversion of $40,000 in convertible notes at a price of $160.00 per share.

On July 2, 2024, the Company issued 11,591 shares of common stock in exchange for $278,179 in convertible notes payable at a price of $23.99 per share.

On July 10, 2024, the Company issued 13,750 shares of common stock in exchange for $330,000 in notes payable and accrued interest at a price of $20.00 per share, resulting in a gain on settlement of debt of $55,000.

On July 11, 2024, the Company issued 6,411 shares of common stock in exchange for $41,129 in notes payable and $58,871 in interest at a price of $15.59 per share, resulting in a loss on settlement of debt of $28,205.

On July 22, 2024, the Company issued 8,552 shares of common stock in exchange for $133,411 in notes payable at a price of $18.00 per share, resulting in a loss on settlement of debt of $20,524. Additionally, the Company issued 524 shares with a fair value of $9,414 as penalties and fees in relation to the conversion of a note payable.

On July 29, 2024, the Company issued 4,097 shares of common stock for the conversion of $98,309 in notes payable and accrued interest at a price of $24.00 per share.

On September 12, 2024, the Company issued 8,068 shares of common stock for the conversion of $41,429 in notes payable at a price of $5.20 per share, resulting in a loss on settlement of debt of $40,857.

On November 6, 2024, a noteholder converted $54,000 in principal for 7,500 shares of common stock at a price of $7.60 per share, resulting in a loss on settlement of debt of $43,500.

On December 2, 2024, a noteholder converted $9,683 in principal and $11,999 in interest into 2,882 shares of common stock at a price of $7.52 per share, resulting in a loss on settlement of debt of $19,815.

Shares issued for settlement of liabilities

On February 28, 2024, the Company issued 115 shares at a fair value of $11,270 to a vendor to settle $2,300 in outstanding liabilities, resulting in a loss on settlement of liabilities of $8,970.

On February 28, 2024, the Company issued 900 shares of common stock with a fair value of $88,200 to a vendor to settle $15,120 in outstanding liabilities, resulting in a loss on settlement of liabilities of $73,080.

On March 22, 2024, the Company issued 1,695 shares of common stock with a fair value of $203,370 to a vendor to settle $27,472 in outstanding liabilities, resulting in a loss on settlement of liabilities of $174,898.

On August 22, 2024, the Company issued 6,250 shares of common stock with a fair value of $121,250 to a vendor in exchange for $120,000, resulting in a loss on settlement of liabilities of $1,250. This issuance satisfied the first stage of a payment plan entered into relating to the termination of the Company’s lease at 419 Lafayette Street. See Lease Agreements for further details on the lease agreement and its settlement.

On November 12, 2024, Jessica Skube and the Company executed a settlement agreement for the matter of Skube v WHE Agency Inc., et al. As part of the agreement, Ms. Skube received 7,500 shares of the Company’s common stock, with an additional 1,750 shares of common stock issued in legal fees with a fair value of $145,410 to settle the outstanding balance of $191,360, resulting in a gain on settlement of liabilities of $45,950.

On November 25, 2024, the Company entered into agreements with 2 vendors to settle a total of $665,620 in accounts payable for 21,868 shares of common stock with a fair value of $362,998 and 975 shares of Series G Preferred with a fair value of $606,938. This resulted in a loss on settlement of liabilities of $304,316.

On December 23, 2024, the Company entered into agreements with 2 vendors to settle a total of $13,400 in accounts payable for 670 common shares with a fair value of $5,360, resulting in a gain on settlement of liabilities of $8,040.

On January 2, 2025, the Company issued 40 shares to a vendor with a fair value of $264 to settle $800 in outstanding accounts payable liabilities, resulting in a gain on settlement of liabilities of $536.

On January 17, 2025, the Company issued 500 shares to a vendor at a fair value of $5,800 to settle $5,790 in outstanding liabilities.

On March 4, 2025, the Company issued 207 shares to a vendor at a fair value of $3,094 to settle $1,250 in outstanding liabilities, resulting in a loss on settlement of liabilities of $1,844.

On June 25, 2025, the Company issued 18,600 common shares to 2 employees of Fly Flyte, Inc. at a fair value of $127,968 to settle $372,000 in outstanding liabilities, resulting in a gain on settlement of liabilities of $244,032.

Shares issued for settlement of compensation to employees and consultants

On April 22, 2024, the Company issued 34,593 shares of common stock with a fair value of $1,252,239 in exchange for $609,535 in net pay owed to employees, officers, and directors, and payables to key consultants, resulting in a loss on settlement of liabilities of $642,704.

On June 7, 2024, the Company issued 10,977 shares of common stock with a fair value of $392,968 in exchange for $144,502 in net pay owed to employees, officers, and directors, and payables to key consultants, resulting in a loss on settlement of liabilities of $248,466.

On June 26, 2024, the Company issued 10,836 shares of common stock with a fair value of $343,476 in exchange for $84,514 in net pay owed to employees, officers, and directors, and payables to key consultants, resulting in a loss on settlement of liabilities of $258,962.

On July 31, 2024, the Company issued 12,517 shares of common stock with a fair value of $367,998 in exchange for $78,048 in net pay owed to employees, officers, and directors, and payables to key consultants, resulting in a loss on settlement of liabilities of $289,950.

During the year ended December 31, 2024, the Company reversed the majority of the above conversions and rescinded 69,263 shares of common stock previously issued for the conversion of net pay owed to employees, officers, and directors, and payables to key consultants. The rescinded shares had a fair value of $581,807, and resulted in the reinstatement of $881,304 of the net pay owed to employees and payables and key consultants previously converted on April 22, June 7, June 26, and July 31, 2024.

On October 1, 2024, the Company re-offered employees, officers, directors, and key consultants the ability to convert their payables into Preferred Series H stock, and issued 3,798 shares of Preferred Series H stock with a fair value of $755,422 in exchange for $379,405 in net pay owed to employees, officers, and directors, and payables to key consultants. These conversions resulted in a loss on settlement of debt of $376,017. The Series H Preferred shares issue contain all the standard terms and conditions under the certificate of destination for that class of stock, including conversion price adjustment upon the sale of equity at a lower price subsequent to the issuance of these shares. See Series H Convertible Preferred Stock for additional information on the terms of Series H Preferred.

On September 16, 2025, the Company entered into a Conversion Agreement with a consultant, pursuant to which the consultant’s balance of $36,820 in accrued payables owed to the consultant by Fly Flyte, Inc. was settled through the issuance of stock options under the Company’s 2025 Omnibus Securities and Incentive Plan. Under the terms of the agreement, the Company converted the full amount of the accrued payroll liability into 5,406 fully vested stock options with an exercise price of $0.37 per share and 12,500 additional stock options at the same exercise price that vest as follows: 3,125 on March 31, 2026, 3,125 on June 30, 2026, 3,125 on September 30, 2026, and 3,125 on December 31, 2026, with a 10-year term expiring September 16, 2035. The options cumulatively have a fair value of $100,271. As a result, the Company recognized $33,541 of stock compensation expense for the year ended December 31, 2025 and $66,730 of additional expense that will be recognized through December 31, 2026.

Common stock issued for financing fees

On January 10, 2024, the Company issued 700 shares of its restricted common stock at a fair value of $28,000 as commitment shares pursuant to the extension of the maturity date of a promissory note.

On March 21, 2024, the Company issued 175 shares of its restricted common stock at a fair value of $21,700 as commitment shares pursuant to the extension of the maturity date of a promissory note.

On March 25, 2024, the Company issued 150 shares of its restricted common stock at a fair value of $16,710 as commitment shares pursuant to the extension of the maturity date of a promissory note.

On July 2, 2024, the Company issued 103 shares of common stock with a fair value of $2,431 to an investor for fees and penalties associated with a convertible note.

On February 7, 2025, the Company issued 89 shares of common stock with a fair value of $2,122 to an investor for fees and penalties associated with a convertible note.

Shares issued for acquisition of consolidated subsidiary

On July 26, 2024, the Company issued 1,750 common shares with a fair value of $38,150 to acquire 100% of the membership interests in S96 NYC, LLC (Studio 96 Publishing) from Ayelet Abitbul, an employee of the Company. Additionally, the Company issued 3,250 warrants with an exercise price of $24.00 and an expected life of 5 years with a value of $70,850, for a total purchase price of $109,000. Of this purchase price, $5,450 was recorded as Goodwill and $103,550 was recorded as intangible assets.

On February 27, 2025, the Company issued 52,807 shares of common stock with a fair value of $950,526 to the shareholders of Flewber Global, Inc. in exchange for their equity in Flewber Global, Inc. as part of the acquisition of that entity. See Acquisition of Flewber Global, Inc. in Note 12 for further details on the acquisition structure.

Cash received for common stock

On January 3, 2024, the Company sold 500 shares of its common stock pursuant to the Equity Line of Credit entered into on October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $27,728 to the Company.

On March 6, 2024, the Company sold 358 shares of its common stock for proceeds of $25,000. Additionally, the Company issued 358 warrants with an exercise price of $140.00 and an expected life of 5 years with a fair value of $33,215.

On March 25, 2024, the Company sold 1,193 shares of its common stock pursuant to the Equity Line of Credit entered into on October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $83,872.

On April 8, 2024, the Company issued 500 shares of its restricted common stock for gross proceeds of $25,000. Additionally, the Company issued 500 warrants with an exercise price of $100.00 with an expected life of 5 years, and a fair value of $35,100.

On November 18, 2024, the Company entered into a purchase agreement with 2 investors whereby the Company issued 1,334 shares of common stock for net proceeds of $20,000. Additionally, the Company issued 6,334 warrants with an exercise price of $25.00, an expected life of 5 years, and a combined fair value of $114,000.

On December 10, 2024, the Company entered into a purchase agreement with 2 investors whereby the Company issued 5,000 shares of common stock for net proceeds of $40,000. Additionally, the Company issued 5,000 warrants with an exercise price of $20.00 and an expected term of 5 years with a fair value of $64,375.

During February 2025, 13 investors purchased 13,807 shares of Common stock for proceeds to the Company of $276,140. These purchases were made in conjunction with the Company’s acquisition of Flewber Global, Inc. See Acquisition of Flewber Global, Inc. in Note 12 for further details on the acquisition structure.

Stock based compensation in Creatd, Inc.

On March 1, 2024, the Company issued 500 shares at a fair value of $51,100 to a vendor for services rendered. On May 17, 2024, these shares were then rescinded as part of a renegotiation of the agreement with this vendor.

On April 22, 2024, the Company issued 572 shares at a fair value of $20,699 to a vendor for services rendered.

On May 28, 2024, the Company issued 2,750 shares of common stock with a fair value of $99,000 to a vendor for services rendered.

On March 5, 2024, the Company issued 500 shares at a fair value of $46,000 to a vendor for services rendered.

On March 6, 2024, the Company issued 750 shares with a fair value of $69,750 to a vendor for services.

On July 8, 2024, the Company issued 481 shares of common stock with a fair value of $10,288 to a vendor for services rendered.

On July 24, 2024, the Company issued 8,250 shares with a fair market value of $155,100 to a vendor for services rendered.

On August 20, 2024, the Company issued 500 shares of common stock with a fair value of $8,400 to 2 vendors for services rendered.

On September 27, 2024, the Company issued 29 shares with a fair value of $217 to 2 directors of the Company for services rendered.

On November 7, 2024, the Company issued 5,385 shares with a fair market value of $77,536 to consultants for services rendered.

On December 18, 2024, the Company issued 260 shares with a fair market value of $2,079 to consultants for services rendered.

On January 6, 2025, the Company issued 2,433 shares with a fair value of $22,377 to a vendor for services rendered.

On February 6, 2025, the Company issued 6,250 shares with a fair value of $131,250 to a vendor for services rendered for a service contract of 6 months. $109,250 of this was recognized in the current period, and $21,875 was recognized as prepaid expenses.

On February 27, 2025, the Company issued 25,000 shares with a fair value of $450,000 to Marc Sellouk, CEO of Flewber Global, Inc., as part of a retention package associated with the Company’s acquisition of that entity. Under this agreement, these 25,000 shares were to be issued at acquisition in exchange for his equity in Flewber Global, Inc. and another 23,442 shares, as well as 14,812 shares of Preferred Series I stock, were to be issued on June 30, 2025, if Mr. Sellouk’s employment at the Company continued through that date. Mr. Sellouk continues his employment with the Company, and on June 30, 2025, the Company issued the additional 23,442 shares of Common stock with a fair value of $187,583 and the 14,812 shares of Preferred Series I stock with a fair value of $592,465 under this agreement.

On October 31, 2025, the Company issued 10,000 shares to a vendor with a total fair value of approximately $60,000 in exchange for $68,000 in services to be provided. The Company recognized $19,890 of expense during the period, representing the portion of services rendered through December 31, 2025, with the remaining balance recorded as prepaid expense to be recognized over the service term.

On November 1, 2025, the Company issued 2,500 shares at a fair value of $15,000 for consulting services provided during the fourth quarter of 2025.

On December 1, 2025, the Company issued 2,686 shares at a fair value of $22,557 to settle $20,000 in outstanding liabilities, resulting in a loss on settlement of debt of $2,557.

On December 5, 2025, the Company issued 15,000 shares with a fair value of $157,800 to consultants for services rendered.

Stock based compensation in consolidated subsidiaries

On August 1, 2024, Vocal, Inc. granted 48.72% of its membership interests, in the form of shares of Preferred Stock to officers, board members, employees, and consultants (“Key Drivers”) involved with operations of Vocal.

On August 1, 2024, OG Collection, Inc. granted 46% of its membership interests, in the form of shares of Preferred Stock to Key Drivers involved with operations of OG Collection.

On August 9, 2024, the OG Collection, Inc. amended its Articles of Incorporation, increasing its authorized shares from 2,000,000, all of which was Common Stock, to 1,050,000,000, of which 1,000,000,000 shares became Common Stock and 50,000,000 shares became Preferred Stock.

On August 9, 2024, Vocal, Inc. granted an additional 3.01% of its membership interests, in the form of shares of Preferred Stock, to Key Drivers involved with operations of Vocal.

On August 12, 2024, OG Collection, Inc. granted an additional 1.5% of its membership interests, in the form of shares of Preferred Stock to Key Drivers involved with operations of OG Collection.

On November 27, 2024, the Company rescinded 1.5% of its membership interests in OG Collection, Inc. and 1.70% of its membership interests in Vocal, Inc. previously issued to a board member after their resignation.

On September 9, 2025, Fly Flyte, Inc. and Ponderosa Air LLC entered into a Side Letter Agreement with SEG Jets, LLC (“SEG Jets”), the lessor of the 2020 Cirrus Design Corp. SF50 aircraft that is being leased by the Company pursuant to an Exclusive Aircraft Dry Lease Agreement. Under the terms of the Side Letter Agreement, Fly Flyte, Inc. agreed to issue to SEG Jets, or its designees, 19.98% of the issued and outstanding common stock of Fly Flyte, Inc. as of the date of the agreement as consideration for strategic business cooperation. The stock has a fair value of $2.89 million and was recorded as stock based compensation within loss from discontinued operations on the consolidated statement of operations and comprehensive loss.

On December 26, 2025, Vocal, Inc. issued an additional 21.73% of its outstanding equity, in the form of shares of Common Stock, to certain officers, employees, and consultants involved with the operations of Vocal. In connection with this issuance, 40,404 shares were issued with an aggregate fair value of approximately $78,010, which was satisfied through the application of accrued payroll obligations. As a result of the issuance, the Company’s ownership interest in Vocal, Inc. decreased from 41.73% to 20.00%.

On December 26, 2025, OG Collection, Inc. issued an additional 24.00% of its outstanding equity, in the form of shares of Common Stock, to certain officers, employees, and consultants involved with the operations of OG Collection. In connection with this issuance, 480,000 shares were issued with an aggregate fair value of approximately $57,600, which was satisfied through the application of accrued payroll obligations. As a result of the issuance, the Company’s ownership interest in OG Collection, Inc. decreased from 44.00% to 20.00%.

Shares issued for acquisition of marketable securities

On July 17, 2024, the Company acquired 0.5% of equity in Hollywall Entertainment Inc., in exchange for 829 shares of the Company’s common stock.

On August 20, 2024, the Company acquired 0.5% of equity in Geopulse Explorations, Inc. a holding company focused on owning and developing technologies in the cannabis industry. As consideration for this acquisition, Geopulse Explorations received 1,084 shares of the Company’s common stock.

On November 26, 2024, the Company acquired 1% of equity in Enzylotics, Inc. a biotechnology company focused on developing in the pharmaceutical industry. As consideration for this acquisition, Enzylotics received 1,992 shares of the Company’s common stock. On May 6, 2025, the Company and Enzylotics, Inc. agreed to rescind this agreement. The 1,992 shares of Creatd Common stock were cancelled, as were the Company’s shares of Enzylotics, Inc.

On May 6, 2025, the Company acquired 17,000,000 shares in MineralRite Corporation, in exchange for 4,500 shares of the Company’s common stock.

Exercise of warrants to stock

Between February 12, 2025, and February 26, 2025, the Company issued 224,820 shares of common stock pursuant to the cashless exercise of warrants.

On June 23, 2025, the Company issued 100 shares of common stock pursuant to the exercise of warrants for gross proceeds of $2,000.

On June 30, 2025, the Company issued 10,000 shares of common stock pursuant to the cashless exercise of warrants.

On October 21, 2025, the Company issued 110,450 shares of common stock pursuant to the cashless exercise of warrants.

On December 31, 2025, the Company issued 22,500 shares of common stock pursuant to the cashless exercise of warrants.

Shares issued for rounding in reverse stock split

On January 24, 2024, the Company effectuated a 1-for-500 reverse stock split. 3,554 shares with a fair value of $12,084 were issued pursuant to rounding from this reverse stock split.

Mezzanine Equity

On August 18, 2023, The Company commenced a Regulation CF offering to raise funds at the subsidiary level by issuing convertible preferred stock in Vocal, Inc., a subsidiary of Creatd, Inc. The offering closed in February 2024, with a total of 12,204 shares sold for proceeds to the Company of $84,790. Prior to this offering, a total of 100,000,000 shares were issued and outstanding, owned by the Company.

As of December 31, 2025, these amounts are classified under mezzanine equity on the consolidated balance sheets.

The preferred stock issued carries limited rights, including no voting rights unless converted into common stock, a fixed liquidation preference, a quarterly dividend right based on the subsidiary’s GAAP net revenues, and a redemption right exercisable after five years at a fixed face value. The preferred stock converts into common stock at a conversion price of $0.60.

Stock Options

The assumptions used for options granted during the year ended December 31, 2025 and 2024, are as follows:

December 31, 2025
Exercise Price	$5.00 - $7.40
Expected dividends	0%
Expected volatility	363.00% - 366.01%
Risk free interest rate	4.04% - 4.57%
Expected life of option	10 years

December 31, 2024
Exercise Price	$35.60 - $38.40
Expected dividends	0%
Expected volatility	215.44% - 218.11%
Risk free interest rate	4.17% - 4.69%
Expected life of option	10 years

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2024 – outstanding	103,679	$178.60	8.84
Granted	466,243	$4.34	10.00
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Balance – December 31, 2025 – outstanding	569,922	$36.05	9.06
Balance – December 31, 2025 – exercisable	557,277	$34.96	9.04
Option Outstanding			Option Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$36.05	569,922	9.06	$34.96	557,277	9.04

As of December 31, 2025, outstanding options and exercisable options had an aggregate intrinsic value of $3,850,678 and $3,759,178, respectively, based on the per share market price of $11.40 of the Company’s common stock as of such date.

Stock-based compensation for stock options has been recorded in the consolidated statements of operations and totaled $3,567,402, for the year ended December 31, 2024.

As of December 31, 2024, there was $0 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans.

On February 12, 2024, the Company issued 47,938 stock options with an exercise price of $38.40, a vesting date of August 1, 2024, and an expiration date of February 12, 2034.

On April 30, 2024, the Company issued 48,500 stock options with an exercise price of $35.60, a vesting date of August 1, 2024, and an expiration date of April 30, 2034.

On February 12, 2024, the Company’s Board voted to lower the exercise price of 6,800 stock options from $300 to $38.40. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.

On April 30, 2024, the Company’s Board voted to lower the exercise price of 54,738 stock options from $38.40 to $35.60. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.

On August 9, 2024, the Company’s Board voted to lower the exercise price of 103,238 stock options from $35.60 to $17.40. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.

On September 23, 2024, the Company’s Board voted to lower the exercise price of 103,238 stock options from $17.40 to $6.00. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.

Stock-based compensation for stock options has been recorded in the consolidated statements of operations and comprehensive loss and totaled $3,025,061, for the year ended December 31, 2025.

As of December 31, 2025, there was $45,239 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans.

On September 25, 2025, the Company’s Board voted to lower the exercise price of 466,162 stock options from their former exercise prices to $5.00. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.

Warrants

The Company applied fair value accounting for all share-based payments awards. The fair value of each warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model.

Warrant Activities

The assumptions used for warrants granted during the year ended December 31, 2025, are as follows:

December 31, 2025
Exercise Price	$6.80 - 24.00
Expected dividends	0%
Expected volatility	196.11% - 279.01%
Risk free interest rate	3.57% - 4.45%
Expected life of warrants	5 years

December 31, 2024
Exercise Price	$5.20 - 140.00
Expected dividends	0%
Expected volatility	201.06% - 309.08%
Risk free interest rate	3.41% - 4.66%
Expected life of warrants	5 years

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2024 – outstanding	1,310,343	$8.00	3.64
Granted	1,183,367	$14.71	5.00
Exercised	(92,043)	$5.14	-
Forfeited/Cancelled	(290)	$2,363	-
Balance – December 31, 2025 – outstanding	2,401,378	$6.73	3.55
Balance – December 31, 2025 – exercisable	2,401,378	$6.73	3.55

Warrants Outstanding			Warrants Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$6.73	2,401,378	3.55	$6.73	2,401,378	3.55

During the year ended December 31, 2024, a deemed dividend of $33,017,888 was recorded to the Consolidated Statements of Operations and Comprehensive Loss, of which $2,071,061 as in relation to the issuance of new warrants and $30,946,827 was in relation to the trigger of down round provision in outstanding warrants.

During the year ended December 31, 2024, a total of 20,562 warrants with a fair value of $363,173 were issued with convertible notes and promissory notes.

During the year ended December 31, 2024, a total of 266,883 warrants with a fair value of $4,526,593 were issued with the sale of common stock, the conversion of promissory notes, or the conversion of payables. This includes the settlement of $250,000 in accounts payable for consideration of 15,000 warrants with an exercise price of $20.00 and a fair value of $149,990, resulting in a gain on settlement of liability of $100,003.

565,971 warrants were cancelled on September 30, 2024 pursuant to the rescission of converted payroll and payable amounts (see Shares issued for settlement of compensation to employees and consultants for further detail on these conversions and their cancellation), leading to the reversal of $2,455,532 in deemed dividend related to the issuance of new warrants and $7,515,455 in deemed dividend related to the trigger of down round provisions.

During the year ended December 31, 2025, a deemed dividend of $2,071,047 was recorded to the consolidated statements of operations and comprehensive loss.

During the year ended December 31, 2025, a total of 23,275 warrants with a fair value of $1,561,528 were issued with convertible notes and promissory notes.

During the year ended December 31, 2025, a total of 157,983 warrants with a fair value of $1,070,291 were issued as compensation to consultants. 250 of these warrants, with a fair value of $26,229, contain a mandatory exercise provision that permits the Company, subject to specified equity conditions, to require holders to exercise the warrants if the Company’s common stock trades at or above $15.00 per share for ten consecutive trading days.

On February 27, 2025, the Company issued 375,503 warrants with an exercise price of $20.00 and a cumulative fair value of $6,726,164 as part of the acquisition of Flewber Global, Inc. This fair value was treated as part of the purchase price for Flewber Global, Inc. See Acquisition of Flewber Global, Inc. in Note 12 for further details on the acquisition structure.

During February 2025, a total of 82,289 warrants with a fair value of $1,363,243 were issued with the sale of common and preferred stock not associated with the acquisition of Flewber Global, Inc., the conversion of promissory notes, or as stock based compensation.

Bonus Warrants

On November 11, 2025, the Company issued 145,483 warrants as bonus compensation to key employees and directors, with an exercise price of $10.20. The warrants had a fair value of $991,423.